Annual Total Returns [BarChart] - Natixis Sustainable Future 2025 Fund - Class N	Jun. 01, 2021
Bar Chart Table:
Annual Return 2018	(3.62%)
Annual Return 2019	19.15%
Annual Return 2020	14.11%